As filed with the Securities and Exchange Commission on November 8, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-21451
                     _______________________________________

                                 MAN IP 220, LLC
           ___________________________________________________________
               (Exact name of registrant as specified in charter)

               123 N. Wacker Drive, 28th Floor, Chicago, IL 60606
              _____________________________________________________
              (Address of principal executive officers) (Zip code)

                              Kirsten Carlson, Esq.
               ___________________________________________________

               123 N. Wacker Drive, 28th Floor, Chicago, IL 60606
              _____________________________________________________
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 881-6500
              ____________________________________________________

                          Date of fiscal year end: N/A
                          _____________________________

                          Date of reporting period: N/A
                          _____________________________

ITEM 1.     PROXY VOTING RECORD

   The Fund's registration statement has not yet become effective. The Fund has not begun operations, currently has no assets and has no proxy voting record to report. This Form N-PX is being filed solely at the request of the SEC staff.



                                   SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


MAN IP 220, LLC

By:   /s/ Kirsten Carlson
      ---------------------
Name:  Kirsten Carlson
Title: clerk
Date:  November 8, 2004